S-K 1602(a)(3) Forepart, Sponsor Compensation	Aug. 07, 2026 USD ($) $ / shares shares
Underwriters’ Over-Allotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	234,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,340,000
Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	225,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,250,000